Investment Securities (Amortized Cost And Fair Value Of Debt Securities Held-To-Maturity By Contractual Maturity Dates) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
After 5 but within 10 years, Amortized Cost	$ 1.3
Due after 10 years, Amortized Cost	145.9
Amortized Cost	147.2	$ 156.3
After 5 but within 10 years, Fair Value	1.3
Due after 10 years, Fair Value	144.4
Fair Value	145.7	156.9
State And Municipal [Member]
Schedule of Held-to-maturity Securities [Line Items]
Due within 1 year, Amortized Cost	0.7
After 1 but within 5 years, Amortized Cost	1.5
After 5 but within 10 years, Amortized Cost	0.8
Due after 10 years, Amortized Cost	34.1
Amortized Cost	37.1	48.1
Due within 1 year, Fair Value	0.7
After 1 but within 5 years, Fair Value	1.5
After 5 but within 10 years, Fair Value	0.8
Due after 10 years, Fair Value	32.5
Fair Value	35.5	46.4
Foreign Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Due within 1 year, Amortized Cost	11.2
After 1 but within 5 years, Amortized Cost	2.3
Amortized Cost	13.5	37.9
Due within 1 year, Fair Value	11.2
After 1 but within 5 years, Fair Value	2.3
Fair Value	13.5	38.0
Corporate - Foreign [Member]
Schedule of Held-to-maturity Securities [Line Items]
Due within 1 year, Amortized Cost	0.7
After 1 but within 5 years, Amortized Cost	101.6
Amortized Cost	102.3	110.0
Due within 1 year, Fair Value	0.7
After 1 but within 5 years, Fair Value	106.1
Fair Value	106.8	119.0
Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	300.1	352.3
Fair Value	$ 301.5	$ 360.3
Weighted Average [Member]
Schedule of Held-to-maturity Securities [Line Items]
Average Yield	3.12%
Weighted Average [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
After 5 but within 10 years, Average Yield	2.09%
Due after 10 years, Average Yield	2.53%
Average Yield	2.52%
Weighted Average [Member] | State And Municipal [Member]
Schedule of Held-to-maturity Securities [Line Items]
Due within 1 year, Average Yield	1.81%
After 1 but within 5 years, Average Yield	2.26%
After 5 but within 10 years, Average Yield	2.70%
Due after 10 years, Average Yield	2.28%
Average Yield	2.28%
Weighted Average [Member] | Foreign Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Due within 1 year, Average Yield	0.20%
After 1 but within 5 years, Average Yield	2.43%
Average Yield	0.58%
Weighted Average [Member] | Corporate - Foreign [Member]
Schedule of Held-to-maturity Securities [Line Items]
Due within 1 year, Average Yield	6.07%
After 1 but within 5 years, Average Yield	4.51%
Average Yield	4.52%